SHARE-BASED COMPENSATION - Status of restricted stock (Details)		6 Months Ended
	May 01, 2024	Dec. 31, 2023 $ / shares shares
Reverse stock split	0.056	0.2
Fair Value per Share $18.72
Outstanding Restricted Shares, Fair Value per Share | $ / shares		$ 18.72
Restricted shares
Reverse stock split	0.056
Restricted shares | Fair Value per Share $18.72
Outstanding Restricted Shares, Number | shares		60,827
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)		1 year 1 month 28 days